Basis of preparation of the consolidated financial statements - Consolidated financial impacts - Consolidated statement of changes in shareholders' equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revision of consolidated statement of changes in shareholders' equity
Beginning balance after impact of new accounting principle or reclassification		$ 2,858,483	$ 2,865,553
Net income for the year	$ (652,506)	(157,516)	93,142
Other comprehensive loss for the year	(139,712)	(20,236)	(12,151)
Total comprehensive (loss) income for the year	(792,218)	(177,752)	80,991
Acquisition of non-controlling interests		(71,054)	(2,757)
Repurchase of the Company's own shares		(8,103)	(1,352)
Dividends distribution to NEXA's shareholders	(50,000)	(69,832)
Dividends distribution to non-controlling interests and to NEXA Peru's investment shares	(5,332)	(49,556)
Total contributions by and distributions to shareholders	(68,724)	(198,545)	(84,109)
Ending balance	1,621,244	2,482,186	2,862,435
Additional paid in capital
Disclosure of revision of consolidated statement of changes in shareholders' equity
Beginning balance after impact of new accounting principle or reclassification		1,318,728	1,318,728
Acquisition of non-controlling interests		(71,054)
Dividends distribution to non-controlling interests and to NEXA Peru's investment shares		(2,256)
Total contributions by and distributions to shareholders		(73,310)
Ending balance	1,245,418	1,245,418	1,318,728
Retained earnings (cumulative deficit)
Disclosure of revision of consolidated statement of changes in shareholders' equity
Beginning balance after impact of new accounting principle or reclassification		18,112	(54,962)
Net income for the year	(559,247)	(145,135)	77,026
Total comprehensive (loss) income for the year	(559,247)	(145,135)	77,026
Dividends distribution to NEXA's shareholders	(50,000)	(69,832)
Total contributions by and distributions to shareholders	(58,573)	(69,832)
Ending balance	(814,675)	(196,855)	22,064
Accumulated other comprehensive loss
Disclosure of revision of consolidated statement of changes in shareholders' equity
Beginning balance after impact of new accounting principle or reclassification		(79,288)	(77,356)
Other comprehensive loss for the year	(122,885)	(27,318)	(1,932)
Total comprehensive (loss) income for the year	(122,885)	(27,318)	(1,932)
Ending balance	(229,491)	(106,606)	(79,288)
Non-controlling interests
Disclosure of revision of consolidated statement of changes in shareholders' equity
Beginning balance after impact of new accounting principle or reclassification		425,208	422,068
Net income for the year	(93,259)	(12,381)	16,116
Other comprehensive loss for the year	(16,827)	7,082	(10,219)
Total comprehensive (loss) income for the year	(110,086)	(5,299)	5,897
Acquisition of non-controlling interests			(2,757)
Dividends distribution to non-controlling interests and to NEXA Peru's investment shares	(5,332)	(47,300)
Total contributions by and distributions to shareholders	(18,724)	(47,300)	(2,757)
Ending balance	$ 243,799	372,609	425,208
As previously reported
Disclosure of revision of consolidated statement of changes in shareholders' equity
Beginning balance after impact of new accounting principle or reclassification		2,897,849	2,907,085
Net income for the year		(159,007)	90,976
Other comprehensive loss for the year		(53,886)	(12,151)
Total comprehensive (loss) income for the year		(212,893)	78,825
Capital increase from non-controlling interest		33,650
Acquisition of non-controlling interests		(71,054)
Repurchase of the Company's own shares		(8,103)
Dividends distribution to NEXA's shareholders		(69,832)
Dividends distribution to non-controlling interests and to NEXA Peru's investment shares		(49,556)
Total contributions by and distributions to shareholders		(164,895)	(84,109)
Ending balance		2,520,061	2,901,801
As previously reported | Additional paid in capital
Disclosure of revision of consolidated statement of changes in shareholders' equity
Beginning balance after impact of new accounting principle or reclassification		1,318,728
Acquisition of non-controlling interests		(37,404)
Dividends distribution to non-controlling interests and to NEXA Peru's investment shares		(2,256)
Total contributions by and distributions to shareholders		(39,660)
Ending balance		1,279,068
As previously reported | Retained earnings (cumulative deficit)
Disclosure of revision of consolidated statement of changes in shareholders' equity
Beginning balance after impact of new accounting principle or reclassification		57,478	(13,430)
Net income for the year		(146,626)	74,860
Total comprehensive (loss) income for the year		(146,626)	74,860
Dividends distribution to NEXA's shareholders		(69,832)
Total contributions by and distributions to shareholders		(69,832)
Ending balance		(158,980)	61,430
As previously reported | Accumulated other comprehensive loss
Disclosure of revision of consolidated statement of changes in shareholders' equity
Beginning balance after impact of new accounting principle or reclassification		(79,288)
Other comprehensive loss for the year		(60,968)
Total comprehensive (loss) income for the year		(60,968)
Ending balance		(140,256)
As previously reported | Non-controlling interests
Disclosure of revision of consolidated statement of changes in shareholders' equity
Beginning balance after impact of new accounting principle or reclassification		425,208
Net income for the year		(12,381)
Other comprehensive loss for the year		7,082
Total comprehensive (loss) income for the year		(5,299)
Capital increase from non-controlling interest		33,650
Acquisition of non-controlling interests		(33,650)
Dividends distribution to non-controlling interests and to NEXA Peru's investment shares		(47,300)
Total contributions by and distributions to shareholders		(47,300)
Ending balance		372,609
Adjustment
Disclosure of revision of consolidated statement of changes in shareholders' equity
Net income for the year		1,491
Total comprehensive (loss) income for the year		35,141
CTA adjustment
Disclosure of revision of consolidated statement of changes in shareholders' equity
Other comprehensive loss for the year		33,650
Total comprehensive (loss) income for the year		33,650
Capital increase from non-controlling interest		(33,650)
Total contributions by and distributions to shareholders		(33,650)
CTA adjustment | Additional paid in capital
Disclosure of revision of consolidated statement of changes in shareholders' equity
Acquisition of non-controlling interests		(33,650)
Ending balance		(33,650)
CTA adjustment | Accumulated other comprehensive loss
Disclosure of revision of consolidated statement of changes in shareholders' equity
Ending balance		33,650
CTA adjustment | Non-controlling interests
Disclosure of revision of consolidated statement of changes in shareholders' equity
Acquisition of non-controlling interests		33,650
Deferred tax adjustments
Disclosure of revision of consolidated statement of changes in shareholders' equity
Beginning balance after impact of new accounting principle or reclassification		(39,366)	(41,532)
Net income for the year		1,491	2,166
Total comprehensive (loss) income for the year		1,491	2,166
Ending balance		$ (37,875)	$ (39,366)